General (Details) $ in Thousands	Jun. 30, 2025 USD ($) aircraft engine helicopter	Dec. 31, 2024 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of aircrafts | aircraft	1,972
Number of engines | engine	1,200
Number of helicopters | helicopter	300
Assets | $	$ 73,633,947	$ 71,441,976